Statements of Consolidated Financial Position - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets		$ 718	$ 1,854
Property, plant, and equipment		63,621	78,846
Right-of-use assets		44,275	69,423
Non-current financial assets		8,791	6,524
Total non-current assets		117,406	156,647
Current assets
Inventories		0	0
Trade receivables		772	20,361
Subsidies receivables		14,496	9,268
Other current assets		9,078	9,665
Current financial assets		7,907	499
Cash and cash equivalents		89,789	185,636
Total current assets		122,043	225,429
Total assets held for sale	[1]	21,768	0
TOTAL ASSETS		261,216	382,076
Shareholders' equity
Share capital		2,955	2,945
Premiums related to the share capital		583,122	934,696
Currency translation adjustment		(28,605)	(18,021)
Retained earnings		(333,365)	(584,129)
Net income (loss)		(106,139)	(114,197)
Total shareholders' equity - Group Share		117,968	221,293
Non-controlling interests		7,973	15,181
Total shareholders' equity		125,941	236,474
Non-current liabilities
Non-current financial liabilities		20,531	20,030
Non-current lease debts		49,358	71,526
Non-current provisions		2,390	4,073
Other non-current liabilities		0	626
Total non-current liabilities		72,279	96,254
Current liabilities
Current financial liabilities		5,088	2,354
Current lease debts		7,872	8,329
Trade payables		21,456	23,762
Deferred revenues and contract liabilities		59	301
Current provisions		477	871
Other current liabilities		13,179	13,731
Total current liabilities		48,131	49,348
Total liabilities related to asset held for sale	[1]	14,864	0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 261,216	$ 382,076

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)